Acquisitions and Divestitures (Combined Results of Operations of Company and its Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Robeco Groep N.V.
Business Acquisition [Line Items]
Total revenues		¥ 1,405,276
Income from Continuing Operations		189,061
DAIKYO
Business Acquisition [Line Items]
Total revenues		1,594,033
Income from Continuing Operations		203,243
HLIKK
Business Acquisition [Line Items]
Total revenues	¥ 2,220,805	1,819,007
Income from Continuing Operations	259,239	215,158
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total revenues	2,345,327	1,756,437
Income from Continuing Operations	¥ 255,219	¥ 197,772